Schedule I Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 240,242	$ 34,602	¥ 1,115,266	$ 160,632	¥ 2,103,068	¥ 2,288,623
Other receivables and amounts due from subsidiaries and affiliates	49,186	7,084	51,828
Total current assets	3,694,564	532,127	3,513,061
Non-current assets:
Total assets	4,238,568	610,480	4,014,428
Current liabilities:
Total liabilities	834,474	120,189	580,859
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 1,155,059,526 and 1,165,072,926 as of December 31, 2015 and 2016, respectively)	8,658	1,247	8,592
Additional paid-in capital	2,301,655	331,507	2,454,244
Retained earnings	1,018,928	146,756	871,356
Accumulated other comprehensive loss	(65,844)	(9,483)	(50,048)
Subscription receivables	(288,135)	(41,500)	(268,829)
Total shareholders' equity	3,286,852	473,405	3,317,430
Total liabilities and shareholders' equity	4,238,568	610,480	4,014,428
Parent Company [Member]
Current assets:
Cash and cash equivalents	10,746	1,548	5,349	$ 770	¥ 9,707	¥ 11,471
Other receivables and amounts due from subsidiaries and affiliates	1,742,796	251,014	1,607,924
Total current assets	1,753,542	252,562	1,613,273
Non-current assets:
Investment in subsidiaries	1,571,844	226,393	1,736,488
Total assets	3,325,386	478,955	3,349,761
Current liabilities:
Other payables	8,108	1,168	4,602
Amounts due to subsidiaries	30,426	4,382	27,729
Total liabilities	38,534	5,550	32,331
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 1,155,059,526 and 1,165,072,926 as of December 31, 2015 and 2016, respectively)	8,658	1,247	8,592
Additional paid-in capital	2,301,655	331,507	2,454,244
Retained earnings	1,330,518	191,634	1,173,471
Accumulated other comprehensive loss	(65,844)	(9,483)	(50,048)
Subscription receivables	(288,135)	(41,500)	(268,829)
Total shareholders' equity	3,286,852	473,405	3,317,430
Total liabilities and shareholders' equity	¥ 3,325,386	$ 478,955	¥ 3,349,761